Intangible Assets - Schedule Additions to Intangible Assets for Cash Flow Presentation Purpose are as Follows (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Additions to Intangible Assets for Cash Flow Presentation Purpose are as Follows [Line Items]
Additions	R$ 42	R$ 222	R$ 3,157
Financing of intangible assets – Additions		(175)	(3,130)
Financing of intangible assets – Payments		122	609
Total	R$ 42	R$ 169	R$ 636